LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Operating leases
2021 (excluding the six months ended June 30, 2021)	$ 2,217
2022	3,639
2023	3,279
2024	2,738
2025	1,187
Thereafter	1,719
Lessee, Operating Lease, Liability, to be Paid, Total	14,779
Less: imputed interest	1,562
Total	$ 13,217